UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20549
                   Form 13F
              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ] ; Amendment Number:

  This Amendment (Check only one.):  [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wedgewood Partners, Inc.
Address: 9909 Clayton Road
         Suite 103
         St. Louis, Missouri 63124

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David A. Rolfe
Title:    Chief Investment Officer
Phone:    314-567-6407

Signature, Place, and Date of Signing:

/s/ David A. Rolfe    St. Louis, MO    05/15/2013

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

List of Other Managers Reporting for this Manager:  NONE

                FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:  NONE

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $2,918,410,391

List of Other Included managers Reporting for this Manager:  NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express                COM             25816109   101154  1499469  SH       SOLE                   287439   307000   905030
Apple Computer                  COM             37833100   282432   638033  SH       SOLE                   120830   145000   372203
Berkshire Hathaway              COM             84670702   202795  1946211  SH       SOLE                   376410   418000  1151801
Charles Schwab                  COM             808513105  110871  6267418  SH       SOLE                  1218157  1344000  3705261
Coach                           COM             189754104  114018  2280812  SH       SOLE                   420164   542000  1318648
Cognizant Technology            COM             192446102  142065  1854397  SH       SOLE                   380759   406000  1067638
Cummins                         COM             231021106  138254  1193801  SH       SOLE                   234683   250000   709118
EMC                             COM             268648102  117239  4907434  SH       SOLE                   779737  1386000  2741697
Expeditors International        COM             302130109  101748  2849284  SH       SOLE                   528552   703000  1617732
Express Scripts                 COM             302182100  167711  2909120  SH       SOLE                   546745   645000  1717375
Gilead Sciences                 COM             375558103  110210  2251933  SH       SOLE                   445307   486000  1320626
Google                          COM             38259P508  179912   226535  SH       SOLE                    45579    47000   133956
Monster Beverage                COM             611740101   85782  1796868  SH       SOLE                   307255   503000   986613
National Oilwell Varco          COM             637071101   86350  1220499  SH       SOLE                   218182   303000   699317
Perrigo                         COM             714290103   97671   822635  SH       SOLE                   150478   174000   498157
Priceline                       COM             741503106   92520   134445  SH       SOLE                    27480    32000    74965
Qualcomm                        COM             747525103  199583  2981074  SH       SOLE                   569017   666000  1746057
Schlumberger                    COM             806857108  105316  1406277  SH       SOLE                   276478   298000   831799
Stericycle                      COM             858912108  116260  1094931  SH       SOLE                   177208   306000   611723
Varian Medical Systems          COM             92220P105  131514  1826581  SH       SOLE                   373385   391000  1062196
Verisk Analytics                COM             92345Y106  116461  1889680  SH       SOLE                   372525   409000  1108155
Visa                            COM             92826C839  118545   697982  SH       SOLE                   135157   148000   414825